CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2024
CONTRIBUTED EQUITY [Abstract]
Issued Capital
			2024	2023
	Note		US$	US$
Issued capital
257,244,759 (2023: 193,493,973) fully paid ordinary shares	13(a	)	112,959,638	58,764,248

Movements in Issued Capital

(a)	Movements in issued capital

	Number of Ordinary Shares	Number of Class A Performance Shares	Number of Class B Performance Shares	US$
2024
Opening balance at July 1, 2023	193,493,973	19,800,000	19,800,000	58,764,248
Issue of shares – share placements	43,476,381	-	-	45,740,157
Issue of shares – exercise of options	11,231,823	-	-	4,335,005
Issue of shares – conversion of RSUs	341,461	-	-	225,734
Issue of shares – conversion of rights	5,140,420	-	-	2,757,730
Issue of shares to consultants	554,538	-	-	470,000
Issue of shares to Blacksand in lieu of cash	3,006,163	-	-	2,000,000
Share issue costs	-	-	-	(1,333,236)
Closing balance at June 30, 2024	257,244,759	19,800,000	19,800,000	112,959,638
2023
Opening balance at July 1, 2022	140,288,491	19,800,000	19,800,000	29,782,268
Issue of shares – share placements	50,000,000	-	-	29,637,300
Issue of shares – exercise of options	2,102,363	-	-	477,156
Issue of shares – conversion of RSUs	200,001	-	-	167,487
Issue of shares – conversion of performance rights	215,495	-	-	216,007
Issue of shares to consultant	687,623	-	-	350,000
Share issue costs	-	-	-	(1,865,970)
Closing balance at June 30, 2023	193,493,973	19,800,000	19,800,000	58,764,248